Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Variable Interest Entity [Line Items]
Total assets	[1]	¥ 981,832	¥ 966,402
Total Liabilities	[1]	523,704	497,701
Assets which are pledged as collateral	[2]	800,509	727,631
Commitments	[3]	130,812	204,534
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	[1]	953	1,036
Total Liabilities	[1]	0	123
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business
Variable Interest Entity [Line Items]
Total assets	[1]	174,854	223,069
Total Liabilities	[1]	56,325	65,017
Assets which are pledged as collateral	[2]	113,869	135,723
Commitments	[3]	7,000	7,000
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	[1]	2,055	4,366
Total Liabilities	[1]	40	34
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets	[1]	24,882	21,027
Total Liabilities	[1]	9,657	8,064
Assets which are pledged as collateral	[2]	17,336	12,928
Commitments	[3]	2,422	23,974
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	[1]	381,313	393,502
Total Liabilities	[1]	256,620	250,402
Assets which are pledged as collateral	[2]	346,169	325,236
Commitments	[3]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	[1]	21,550	36,452
Total Liabilities	[1]	20,548	43,280
Assets which are pledged as collateral	[2]	21,550	36,452
Commitments	[3]	0	0
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets	[1]	159,593	84,242
Total Liabilities	[1]	82,535	31,236
Assets which are pledged as collateral	[2]	88,119	30,227
Commitments	[3]	121,390	173,560
Other VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	216,632	202,708
Total Liabilities	[1]	97,979	99,545
Assets which are pledged as collateral	[2]	213,466	187,065
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.